Related Party Transactions - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 31, 2018
Related Party Transaction [Line Items]
Allowances for credit loss	$ 0
Interest expense, related party	0	$ 1,554,000	$ 8,457,000
Amounts owed from Topco	4,408,000	4,455,000
Term loan agreement				$ 317,760,000
Contingent Consideration	159,302,000
Additional contributions	$ 26,000,000
Percentage of owns share capital	100.00%
Remaining loan balance	$ 10,694,000
Additional ordinary shares	233,376
P G H L Receivable
Related Party Transaction [Line Items]
Interest free receivable	$ 2,069,000	$ 1,776,000